SCHEDULE OF WEIGHTED AVERAGE ASSUMPTION FOR WARRANTS (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Risk free interest rate	4.58%
Expected volatility	115.10%
Expected life	10 years
Expected dividend yield	0.00%
Warrants [member]
IfrsStatementLineItems [Line Items]
Risk free interest rate	3.84%	4.07%
Expected volatility	113.78%	116.00%
Expected life	4 years 9 months 18 days	2 months 15 days
Expected dividend yield	0.00%	0.00%
Warrants [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Expected volatility		91.66%
Expected life		1 month 6 days
Warrants [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Expected volatility		93.48%
Expected life		2 months 4 days